Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and Cash Equivalents
Cash deposits	$ 433.9	$ 788.1
Term deposits	237.0	663.2
Cash and Cash Equivalents	$ 670.9	$ 1,451.3	$ 1,421.9